POST BALANCE SHEET EVENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of non-adjusting events after reporting period
Charge for programme			$ 62	$ 65
Accelerating Performance and Execution programme
Disclosure of non-adjusting events after reporting period
Time period for enhancement programme		5 years
Expected one-off cash cost for programme		$ 240
Provision for programme		$ 0
Accelerating Performance and Execution programme | Forecast
Disclosure of non-adjusting events after reporting period
Charge for programme	$ 100